UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2010

Date of reporting period:  July 31, 2010

Item 1.  Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2010

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,2,3]	7.875%	3/1/2004	$1,000,000	$951,731	$-
LEHMAN BROS HLDGS INC NIKKEI	[1,2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	[1,2,5]	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROS MEDIUM TERM	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY INC		2.500%	5/15/2011	250,000	233,291	246,875
MINEFINDERS CORP		4.500%	12/15/2011	250,000	239,983	251,563
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	960,873	1,080,887	1,099,175
NII HOLDINGS INC		2.750%	8/15/2025	500,000	462,495	499,375

TOTAL INVESTMENTS IN FIXED INCOME				$9,460,873	$9,468,387	$2,096,988	1.95%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
US TREASURY BILLS	[3]	0.000%	9/30/2010	$390,000	$390,035	$389,901
US TREASURY BILLS	[3]	0.000%	10/28/2010	3,045,000	3,044,563	3,043,935
US TREASURY BILLS	[3]	0.000%	12/9/2010	4,000,000	3,999,910	3,997,608
US TREASURY BILLS	[3]	0.000%	12/23/2010	750,000	749,697	749,488
US TREASURY BILLS	[3]	0.000%	12/30/2010	1,000,000	999,806	999,229
US TREASURY BILLS	[3]	0.000%	1/13/2011	3,830,000	3,827,263	3,826,825
US TREASURY BILLS	[3]	4.250%	1/15/2011	500,000	509,613	509,082
US TREASURY BILLS	[3]	0.875%	1/31/2011	500,000	501,994	501,602

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS				$14,015,000	$14,022,881	$14,017,670	13.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
CALAMOS CONVERTIBLE & HIGH INCOME FUND	40,000.00	$415,563	$503,400
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	375,300
EATON VANCE FLOATING RATE INCOME TRUST	30,000.00	385,701	468,900
FEDERATED PRUDENT GLOBAL INCOME FUND INST. SHARES	37,735.85	500,000	473,208
FIDELITY US BOND INDEX FUND	192,678.23	2,000,000	2,225,433
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	291,397
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	191,036
HARBOR BOND FUND	148,102.73	1,750,000	1,907,563
ING PRIME RATE TR SH BEN I	100,000.00	510,710	569,000
INVESCO VAN KAMPEN SENIOR INCOME TRUST	100,000.00	400,135	466,000
ISHARES BARCLAY TIPS BOND	15,000.00	1,496,134	1,595,550
ISHARES BARCLAYS 3-7 YEAR TREASURY BOND	17,500.00	1,962,886	2,036,650
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,512,420	1,654,500
JANUS TRITON FUND CLASS T SHARES	14,111.01	150,000	192,051
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	188,800
LOOMIS SAYLES BOND FUND INSTITUTIONAL CLASS	86,518.62	1,112,500	1,203,474
LOOMIS SAYLES GLOBAL BOND FUND INSTITUTIONAL CLASS	30,450.67	500,000	496,955
NUVEEN FLOATING RATE INCOME FUND	30,000.00	282,003	336,000
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	944,300
PIMCO CORPORATE INCOME FUND	12,500.00	153,358	193,750
PIMCO GLOBAL ADV STRATEGY BOND FD INSTITUTIONAL CLASS	42,955.33	500,000	485,825
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	54,601.01	600,000	610,985
PIMCO STRATEGIC GLOBAL GOVERNMENT FUND	15,000.00	146,148	171,900
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	488,758.55	5,000,000	5,571,848
POWERSHARES PREFERRED PORTFOLIO	5,000.00	66,915	70,350
SPDR DB INTL. GOVT. INFLATION-PROTECTED BOND	12,500.00	711,714	683,250
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,318	391,500
TEMPLETON GLOBAL INCOME FUND	50,000.00	431,003	512,000
VANGUARD INTERMEDIATE-TERM INVESTMENT-GRADE AD	274,750.29	2,300,000	2,796,958
VANGUARD SHORT-TERM BOND ETF	5,000.00	401,025	407,150
TOTAL BOND MUTUAL FUNDS		25,412,956	28,015,033	26.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD INTL GROWTH FUND ADMIRAL SHARES		2,728.76	150,000	146,098
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND		7,075.47	105,000	98,986
			255,000	245,084	0.23%

Foreign Large Value
ISHARES INC MSCI CDA INDEX		10,000.00	202,749	266,600
OAKMARK INTERNATIONAL FUND CLASS I		10,063.26	175,000	175,704
			377,749	442,304	0.41%

Diversified Emerging Markets
ISHARES TR MSCI EMERGING MARKETS INDEX		5,000.00	162,695	207,000	0.19%

Diversified AsiaPacific
ISHARES MSCI PACIFIC EX-JAPAN		10,000.00	297,900	400,200
ISHARES TR FTSE/XINHUA CHINA 25 INDEX		10,000.00	326,609	412,400
			624,509	812,600	0.76%

AsiaEx-Japan Stock
ISHARES INC MSCI HONG KONG INDEX		25,000.00	273,430	398,500
TEMPLETON DRAGON FD COM		6,000.00	160,320	161,100
			433,750	559,600	0.52%

Latin AmericaStock
ISHARES INC MSCI BRAZIL INDEX		5,000.00	219,197	351,900	0.33%

TOTAL INTERNATIONAL EQUITIES			2,072,900	2,618,488	2.44%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	345,600	0.32%

Pharmaceuticals & Biotechnology
ISHARES NASDAQ BIOTECHNOLOGY INDEX		1,500.00	135,833	121,545	0.11%

Utilities
REAVES UTILITY INCOME FUND		5,000.00	95,337	102,000	0.10%

Large Cap Blend
T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND		9,661.84	200,000	196,522
YACKTMAN FUND INC		6,658.21	105,000	103,269
			305,000	299,791	0.10%

Precious Metals
ISHARES SILVER TRUST	[3]	25,000.00	344,625	439,500
MARKET VECTORS GOLD MINERS ETF		25,000.00	1,015,317	1,205,500
SPDR GOLD TRUST	[3]	10,000.00	969,550	1,154,900
			2,329,492	2,799,900	2.61%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
STOCK MUTUAL FUNDS: (Continued)
Conservative Allocation
VANGUARD WELLESLEYINCOME FUND	9,990.25	205,000	210,195	0.20%

Moderate Allocation
FPA CRESCENT FUND	3,898.64	100,000	96,101	0.09%

World Allocation
IVY ASSET STRATEGY FUND CLASS I	72,445.42	1,979,197	1,588,728	1.48%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	311,478.07	5,000,000	4,074,133	3.80%

TOTAL SPECIALTY FUNDS		10,513,396	9,637,993	8.98%

TOTAL STOCK MUTUAL FUNDS		12,586,297	12,256,481	11.42%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$37,999,252	$40,271,514	37.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ARMORED WOLF ALPHA FUND, LLC	[2,3]	$1,000,000	$1,017,421
DEL MAR INDEX OPPORTUNITY ONSHORE	[2,3]	1,500,000	1,743,365
ELLIOTT ASSOCIATES, LP	[2,3]	2,000,000	2,571,698
LMC COMPASS FUND, LP	[2,3]	1,500,000	1,789,533
RD LEGAL FUNDING PARTNERS, LP	[2,3]	1,000,000	1,268,649
STARK INVESTMENTS LP	[2,3]	1,000,000	2,433,883
STARK STRUCTURED ONSHORE FINANCE FUND LP	[2,3]	1,000,000	976,209
THE ECLECTICA FUND LP	[2,3]	1,000,000	1,006,000
WALNUT INVESTMENT PARTNERS LP	[2,3]	235,567	126,318
TOTAL LIMITED PARTNERSHIPS		10,235,567	12,933,076	12.05%

WARRANTS:
CREDIT SUISSE 24-MONTH COMMODITY CURRENCY BASKET	[3]	58,400	251	0.00%

TOTAL OTHER INVESTMENTS		$10,293,967	$12,933,327	12.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	3,000.00	CHEROKEE INC DEL NEW COM		$59,934	$58,890
	10,000.00	GARMIN LTD MV		$313,824	$285,100
	20,000.00	NINTENDO		676,450	704,290
				1,050,208	1,048,280	0.98%

Consumer Services	5,500.00	COMPANHIA DE BEBIDAS DAS A		563,197	600,710
	10,000.00	CORE-MARK HOLDING CO INC	[3]	326,650	305,200
				889,847	905,910	0.84%

Retailing	1,500.00	AARON'S INC		29,985	27,240	0.03%

TOTAL CONSUMER DISCRETIONARY				1,970,040	1,981,430	1.85%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	306,900
	15,000.00	WAL MART STORES INC COM		750,223	767,850
				1,063,037	1,074,750	1.00%

Food, Beverage & Tobacco	12,500.00	ALTRIA GROUP INC		225,437	277,000
	2,000.00	CAL-MAINE FOODS, INC		66,371	63,180
	2,000.00	COCA COLA CO COM		104,751	110,220
	9,400.00	DIAGEO PLC SPONS ADR NEW		586,834	656,872
	5,000.00	GENERAL MILLS INC COM		169,738	171,000
	200.00	HERSHEY CO COM		8,819	9,400
	5,000.00	LORILLARD INC		323,175	381,200
	10,000.00	NESTLE S A SPONSORED ADR		396,899	493,500
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	765,600
	2,000.00	SMUCKER J M CO COM NEW		121,939	122,860
				2,631,525	3,050,832	2.84%

Household & Personal Products	10,000.00	KIMBERLY CLARK CORP COM		601,790	641,200
	6,000.00	PROCTER & GAMBLE CO COM		391,831	366,960
				993,621	1,008,160	0.94%

TOTAL CONSUMER STAPLES				4,688,183	5,133,742	4.78%

ENERGY	5,000.00	BP PRUDHOE BAY ROYALTY TRUST		426,267	476,650
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	190,410
	12,000.00	CONOCOPHILLIPS COM		633,695	662,640
	9,000.00	CPFL ENERGIA		433,927	628,830
	500.00	DIAMOND OFFSHORE DRILL COM		48,506	29,745
	2,000.00	ENBRIDGE ENERGY PARTNERS		96,489	108,520
	10,500.00	ENCANA CORP COM		283,359	320,565
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	373,380
	11,500.00	ENERGY TRANSFER PRTNRS UNI		494,758	581,670
	13,440.00	ENTERPRISE PRODS PARTN COM		294,395	507,897
	6,004.00	EXXON MOBIL CORP COM		453,624	358,319
	5,000.00	KINDER MORGAN ENERGY UT LT		261,494	341,850
	182.00	KINDER MORGAN MANAGEMENT	[3]	7,936	10,707
	10,243.00	KINDER MORGAN MGMT FRACTIONAL	[3]	4	6

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

ENERGY (Continued)	15,000.00	LINN ENERGY LLC		270,792	460,350
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	435,250
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	173,000
	3,000.00	ONEOK PARTNERS LP		155,009	206,640
	5,000.00	PENN WEST ENERGY TR TR UNIT		90,856	96,950
	4,000.00	PETROLEO BRASILEIRO SA SPON		153,427	145,600
	5,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	307,150
	10,000.00	TOTAL S A SPONSORED A		505,647	506,300
	9,000.00	TRANSMONTAIGNE LP		248,755	288,720
TOTAL ENERGY				5,797,639	7,211,149	6.72%

FINANCIALS
Banks	6,000.00	PEOPLE'S UNITED FINANCIAL		99,150	83,040	0.08%

Diversified Financials	3,000.00	BERKSHIRE HATHAWAY INC CLASS B	[3]	218,700	234,360	0.22%

Insurance	2,000.00	TRAVELERS COMPANIES COM		105,406	100,900
	6,000.00	W. R. BERKLEY CORP		159,325	162,060
				264,731	262,960	0.25%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	347,900
	1,000.00	VENTAS INC		39,085	50,720
				409,088	398,620	0.37%

Financial	5,000.00	ANNALY MORTGAGE MGMT INC COM		85,975	87,000
	12,000.00	ANWORTH MORTGAGE ASSET COM		81,060	83,640
	2,000.00	IBERIABANK CORP		115,213	103,920
				282,248	274,560	0.26%

TOTAL FINANCIALS				1,273,917	1,253,540	1.17%

HEALTH CARE	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	59,940
Health Care Equipment & Services	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	3,649
	2,900.00	MEDTRONIC INC COM		156,441	107,213
	5,500.00	VARIAN MEDICAL SYSTEMS	[3]	215,449	303,600
				432,976	474,402	0.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Pharmaceuticals & Biotechnology	2,000.00	ABBOTT LABS COM		101,570	98,160
	5,500.00	AMGEN INC COM	[3]	293,069	299,915
	10,000.00	ASTRAZENECA PLC SPONS ADR		435,850	504,400
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	373,800
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	351,700
	1,000.00	HOSPIRA INC	[3]	56,974	52,100
	7,500.00	JOHNSON & JOHNSON COM		460,377	435,675
	35,000.00	MERCK & CO INC COM		1,134,485	1,206,100
	52,500.00	PFIZER INC COM		947,380	787,500
				4,106,410	4,109,350	3.83%

TOTAL HEALTH CARE				4,539,386	4,583,752	4.27%

INDUSTRIALS	2,000.00	GENERAL ELEC CO COM		39,685	32,240
Capital Goods	10,000.00	NORTHROP GRUMMAN CORP		496,246	586,400
	200.00	SIEMENS A G SPONSORED ADR		14,415	19,478
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	310,500
TOTAL INDUSTRIALS				718,688	948,618	0.88%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		677,657	735,585
	3,500.00	ORACLE CORP COM		71,772	82,740
				749,429	818,325	0.76%

Technology Hardware & Equipment	8,200.00	CISCO SYS INC COM	[3]	192,134	189,174
	2,000.00	INTERNATIONAL BUS. MACHINES		262,305	256,800
	2,200.00	WESTERN DIGITAL CORP COM	[3]	95,878	58,058
				550,317	504,032	0.47%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Semiconductors &	21,500.00	INTEL CORP COM		392,388	442,900	0.41%
Semiconductor Equipment

Technology	50,000.00	NOVELL INC	[3]	292,745	302,000	0.28%

TOTAL INFORMATION TECHNOLOGY				1,984,879	2,067,257	1.93%

MATERIALS	600.00	GREAT NORTHERN IRON ORE PROP		56,144	59,040	0.06%

TELECOMMUNICATION SERVICES	500.00	AMERICA MOVIL SA DE CV SPO		21,857	24,805
	23,000.00	AT&T CORP COM		615,593	596,620
	30,000.00	BT GROUP		589,198	671,400
	15,000.00	CHINA MOBILE LIMITED ADR		743,111	764,100
	15,000.00	FRANCE TELECOM SPONSORED A		390,091	314,550
	5,520.00	FRONTIER COMMUNICATIONS COM		45,134	42,173
	20,000.00	PARTNER COMMUNICATIONS		309,990	331,000
	25,500.00	SK TELECOM LTD SPONSORED A		438,343	417,690
	5,688.00	TELECOM CP NEW ZEALAND SPO		82,004	41,067
	25,000.00	TELECOMUNCA DE SAO PAULO		562,338	538,250
	6,500.00	TELEFONICA S A SPONSORED A		419,506	444,860
	23,000.00	VERIZON COMMUNICATIONS COM		688,823	668,380
	40,000.00	VODAFONE GROUP		885,112	939,200
TOTAL TELECOMMUNICATION SERVICES				5,791,100	5,794,095	5.40%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP UNIT		79,520	87,720
	10,000.00	COMPANHIA DE SANEAMENTO SP		320,598	398,100
	2,500.00	DTE ENERGY CO COM		109,837	115,400
	40,000.00	DUKE ENERGY CORP COM		607,557	684,000
	12,500.00	ENERSIS		236,672	259,250
	2,500.00	ONEOK INC NEW COM		107,538	116,325
	9,500.00	SOUTHERN CO COM		326,330	335,635
TOTAL UTILITIES				1,788,052	1,996,430	1.86%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	[2,3]	667,926	667,883	0.62%

TOTAL INVESTMENTS IN COMMON STOCKS				$29,275,954	$31,696,936	29.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ISHARES BARCLAYS 20+ YR TREAS CALL OPTION, $95 EXP 9/18/10	[3]	300	$28,903	$150,000
ISHARES BARCLAYS 20+ YR TREAS CALL OPTION, $115 EXP 1/22/11	[3]	500	41,457	26,000
TOTAL CALL OPTIONS			70,360	176,000	0.16%

PUT OPTIONS:
CURRENCYSHARES AUSTRALIAN DOLLAR TRUST PUT OPTION, $80 EXP 12/18/10	[3]	500	150,877	40,000
CURRENCYSHARES AUSTRALIAN DOLLAR TRUST PUT OPTION, $85 EXP 10/16/10	[3]	250	76,484	20,000
FINANCIAL SECTOR SPDR PUT OPTION, $14 EXP 9/18/10	[3]	100	12,601	3,700
ISHARES MSCI EMERGING MKTS PUT OPTION, $35 EXP 1/22/11	[3]	250	61,754	40,750
ISHARES MSCI EMERGING MKTS PUT OPTION, $40 EXP 12/18/10	[3]	250	95,583	65,750
MATERIALS SELECT SECTOR PUT OPTION, $28 EXP 9/18/10	[3]	100	19,401	3,000
MATERIALS SELECT SECTOR PUT OPTION, $30 EXP 12/18/10	[3]	125	29,877	20,875
SPDR BARCLAYS CAPITAL HIGH YIELD BOND PUT OPTION, $35 9/18/10	[3]	50	6,101	1,000
SPDR S&P 500 PUT OPTION, $100 EXP 8/21/10	[3]	50	12,901	1,350
TOTAL PUT OPTIONS			465,579	196,425	0.18%

TOTAL INVESTMENT IN CALL AND PUT OPTIONS			$535,939	$372,425	0.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7% PFD		10,000	$228,661	$258,200
LEARNINGSTATION.COM	[2,3]	1,224,661	500,000	-
ODYSSEY 8.125% PREFERRED S		1,000	25,095	25,460

TOTAL INVESTMENTS IN PREFERRED STOCKS			$753,756	$283,660	0.26%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2010

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$5,675,002	$5,675,002	5.29%

TOTAL INVESTMENTS – MARKET VALUE			$107,347,522	100.03%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(31,054)	-0.03%

TOTAL NET ASSETS			$107,316,468	100.00%

1In default
2Market value determined by the Fund’s Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2010

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
CALL OPTIONS:
AT&T CORP CALL OPTION, $27 EXP 10/16/10	[3]	(30.00)	(2,219.54)	(960.00)
CAL-MAINE FOODS CALL OPTION, $40 EXP 11/20/10	[3]	(20.00)	(2,159.68)	(600.00)
COCA-COLA CALL OPTION, $55 EXP 11/20/10	[3]	(20.00)	(2,299.68)	(3,780.00)
COMPANHIA DE BEBIDAS CALL OPTION, $115 EXP 8/21/10	[3]	(25.00)	(3,199.59)	(750.00)
COMPANHIA DE BEBIDAS CALL OPTION, $120 EXP 10/16/10	[3]	(20.00)	(3,259.66)	(1,200.00)
DUKE ENERGY CALL OPTION, $17 EXP 10/16/10	[3]	(25.00)	(664.63)	(1,125.00)
DUKE ENERGY CALL OPTION, $17.50 EXP 1/22/11	[3]	(50.00)	(1,699.27)	(2,250.00)
GENERAL MILLS CALL OPTION, $40 EXP 8/21/10	[3]	(30.00)	(1,169.55)	(150.00)
INTL BUSINESS MACHINES CALL OPTION, $140 EXP 10/16/10	[3]	(10.00)	(2,369.81)	(740.00)
MARKET VECTORS GOLD MINERS ETF CALL OPTION, $53 EXP 9/18/10	[3]	(30.00)	(9,839.41)	(1,590.00)
MARKET VECTORS GOLD MINERS ETF CALL OPTION, $55 EXP 8/21/10	[3]	(20.00)	(3,999.65)	(160.00)
PETROLEO BRASILEIRO CALL OPTION, $41 EXP 10/16/10	[3]	(10.00)	(2,489.81)	(410.00)
PETROLEO BRASILEIRO CALL OPTION, $49 EXP 10/16/10	[3]	(10.00)	(1,599.83)	(40.00)
PFIZER CALL OPTION, $19 EXP 9/18/10	[3]	(20.00)	(506.71)	(60.00)
TOTAL CALL OPTIONS - LIABILITIES			(37,477)	(13,815)	-0.01%

PUT OPTIONS:
AMAZON.COM INC PUT OPTION, $105 EXP 10/16/10	[3]	(30.00)	(22,439.19)	(9,600.00)
APPLE COMPUTER PUT OPTION, $200 EXP 10/16/10	[3]	(20.00)	(20,959.35)	(3,380.00)
APPLE COMPUTER PUT OPTION, $220 EXP 10/16/10	[3]	(15.00)	(20,669.44)	(5,550.00)
CURRENCYSHARES AUSTRALIAN DOLLAR TRUST PUT OPTION, $70 EXP 12/18/10	[3]	(500.00)	(51,362.11)	(10,000.00)
CURRENCYSHARES AUSTRALIAN DOLLAR TRUST PUT OPTION, $75 EXP 10/16/10	[3]	(250.00)	(18,363.68)	(2,500.00)
CVS CAREMARK PUT OPTION, $25 EXP 1/22/11	[3]	(250.00)	(29,195.99)	(22,500.00)
FINANCIAL SECTOR SPDR PUT OPTION, $12 EXP 9/18/10	[3]	(100.00)	(6,298.49)	(1,000.00)
ISHARES MSCI EMERGING MARKETS INDEX PUT OPTION, $25 EXP 1/22/11	[3]	(250.00)	(17,246.20)	(9,250.00)
ISHARES MSCI EMERGING MARKETS INDEX PUT OPTION, $30 EXP 12/18/10	[3]	(250.00)	(25,246.06)	(15,000.00)
JOHNSON & JOHNSON PUT OPTION, $50 EXP 1/22/11	[3]	(100.00)	(18,998.27)	(10,600.00)
MATERIALS SELECT SECTOR SPDR PUT OPTION, $24 EXP 9/18/10	[3]	(50.00)	(4,299.22)	(500.00)
MATERIALS SELECT SECTOR SPDR PUT OPTION, $26 EXP 9/18/10	[3]	(50.00)	(5,799.20)	(900.00)
MATERIALS SELECT SECTOR SPDR PUT OPTION, $26 EXP 12/18/10	[3]	(125.00)	(13,723.01)	(8,000.00)
PETROLEO BRASILEIRO PUT OPTION, $25 EXP 1/22/11	[3]	(30.00)	(3,449.52)	(1,680.00)
PROCTER & GAMBLE PUT OPTION, $50 EXP 1/22/11	[3]	(100.00)	(18,798.27)	(11,200.00)
SYMANTEC CORP PUT OPTION, $10 EXP 1/22/11	[3]	(250.00)	(10,406.31)	(7,500.00)
SYMANTEC CORP PUT OPTION, $12.50 EXP 1/22/11	[3]	(250.00)	(24,748.57)	(24,500.00)
TRANSOCEAN PUT OPTION, $25 EXP 1/22/11	[3]	(100.00)	(24,498.18)	(10,600.00)
US OIL FUND LP PUT OPTION, $30 EXP 1/22/11	[3]	(250.00)	(64,247.33)	(32,750.00)
TOTAL PUT OPTIONS - LIABILITIES			(400,748)	(187,010)	-0.17%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(438,225)	$(200,825)	-0.19%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

1.     ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.     SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

D. Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

E. Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H. Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy, under applicable financial accounting standards:

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$16,114,658	$-	$-	$16,114,658
Mutual Funds
Bond Mutual Funds	28,015,033	-	-	28,015,033
Stock Mutual Funds	12,256,481	-	-	12,256,481
Other Investments
Limited Partnerships	-	-	12,933,076	12,933,076
Warrants	251	-	-	251
Common Stocks
Common Stocks – Publicly Traded	31,029,053	-	-	31,029,053
Common Stocks – Affiliate	-	-	667,883	667,883
Call Options	162,185	-	-	162,185
Put Options	9,415	-	-	9,415
Preferred Stocks	283,660	-	-	283,660
Short-term Investments	5,675,002	-	-	5,675,002
Total Investments	$93,545,738	$-	$13,600,959	$107,146,697

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2009	Premiums	Losses	Sales	Level 3	7/31/2010
Fixed Income	$-	$-	$250,000	$(250,000)	$-	$-
Mutual Funds
Bond Mutual Funds	-	-	-	-	-	-
Stock Mutual Funds	-	-	-	-	-	-
Other Investments						-
Limited Partnerships	10,880,044	-	669,272	1,383,760	-	12,933,076
Warrants	-	-	-	-	-	-
Common Stocks						-
Common Stocks - Publicly Traded	-	-	-		-	-
Common Stocks - Affiliate	526,631	-	116,252	25,000	-	667,883
Call Options	-	-	-	-	-	-
Put Options	-	-	-	-	-	-
Preferred Stocks	-	-	-	-	-	-
Cash and Cash Equivalents	-	-	-	-	-	-
Total Investments	$11,406,675	$-	$1,035,524	$1,158,760	$-	$13,600,959

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2010, were as follows:

Gross appreciation (excess of value over tax cost)	$10,141,041
Gross depreciation (excess of tax cost over value)	(10,581,257)
Net unrealized depreciation	$(440,216)
Cost of investments for income tax purposes	$107,586,914

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

4.      INVESTMENTS IN AFFILIATES

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock.  The Fund held at least five percent of the outstanding voting stock of the following company during the period ended July 31, 2010.

		Amount of Equity
	Number of Shares Held	In Net Profit And Loss	Dividends	Value at
Issuer	7/31/10	For the Period	(1)	7/31/10

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$158,128	$-	$667,883

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.     NEW ACCOUNTING STANDARDS

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level l and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.  The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Company’s financial statement disclosures.

6.     IMPAIRED SECURITIES

Selected securities at the end of the nine months have significant investment impairment issues. These selected securities have an aggregate cost basis of $7,951,731 and have been assigned no value at July 31, 2010.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2010

7.     REVIEW FOR SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 7, 2010

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
September 7, 2010